Stock Option Plan - Share-based Compensation, Stock Options, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Dec. 27, 2014
Incentive Plan
Awards
Outstanding at beginning of period (in shares)		0	0
Granted (in shares)			2,577,692
Exercised (in shares)			0
Forfeited, canceled and expired (in shares)			0
Outstanding at end of period (in shares)			2,577,692
Fair value per share granted (in dollars per share)			$ 3.71
Fair value per share outstanding (in dollars per share)			3.71
Weighted average exercise price
Outstanding at beginning of period (in dollars per share)		$ 0.00	0.00
Granted (in dollars per share)			12.00
Exercised (in dollars per share)			0.00
Forfeited, canceled and expired (in dollars per share)			0.00
Outstanding at end of period (in dollars per share)			$ 12.00
Outstanding at end of period, Weighted average contractual life			2 years 10 months 24 days
Outstanding at end of period, Aggregate intrinsic value			$ 0
(Predecessor)
Awards
Granted (in shares)		314
Exercised (in shares)		(31,500)
Forfeited, canceled and expired (in shares)		(21,287)
Outstanding at end of period (in shares)		0	52,473
Fair value per share granted (in dollars per share)	$ 142.28	$ 261.80	$ 261.80	$ 142.28
Options vested or expected to vest (in shares)		0
Exercisable (in shares)		0
Weighted average exercise price
Granted (in dollars per share)		$ 960.27
Exercised (in dollars per share)		352.79
Forfeited, canceled and expired (in dollars per share)		810.36
Outstanding at end of period (in dollars per share)		0.00	$ 534.78
Options vested or expected to vest (in dollars per share)		0.00
Exercisable (in dollars per share)		$ 0.00
Outstanding at end of period, Weighted average contractual life		0 years
Options vested or expected to vest, contractual life		0 years
Exercisable, contractual life		0 years
Outstanding at end of period, Aggregate intrinsic value		$ 0
Options vested or expected to vest, Aggregate intrinsic value		0
Exercisable, Aggregate intrinsic value		$ 0